Customers’ Refundable Fees (Details) - Schedule of Customers' Refundable Fees - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Customers' Refundable Fees [Abstract]
Balance at the beginning of the year	¥ 30,747	¥ 30,997	¥ 36,074
Cash received from customers	9,586	42,298	43,527
Cash refunded to customers	(4,584)	(46,554)	(35,374)
Revenue (recognized) reversed	(4,195)	4,006	(13,230)
Balance at the end of the year	¥ 31,554	¥ 30,747	¥ 30,997